INVESTMENTS - (Schedule of Long-term Investments) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Carrying amount of equity investments without readily determinable fair value	¥ 43,181	$ 6,688	¥ 44,044
Carrying amount of equity method investments	20,849	3,229	55,928
Carrying amount of long-term investments	¥ 64,030	$ 9,917	¥ 99,972